INCOME TAXES (Details Narrative) (USD $)	7 Months Ended	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2013
Income Taxes Details Narrative
Federal and state net operating losses	$ 8,560	$ 46,798
Deferred tax assets	$ 2,996	$ 16,380